Note 21 - Segment Information (Details) - Summary of Operating Segment Net Sales and Operating Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Operating Segment Net Sales	$ 73,785	$ 97,666	$ 124,283
Operating Segment Operating Income (Loss)	(20,541)	(27,970)	7,104
Integrated Circuit Group [Member]
Segment Reporting Information [Line Items]
Operating Segment Net Sales	73,785	97,666	124,283
Operating Segment Operating Income (Loss)	(20,541)	(27,970)	7,104
Network Security Group [Member]
Segment Reporting Information [Line Items]
Operating Segment Net Sales		825	202
Operating Segment Operating Income (Loss)	$ (6)	$ 767	$ (88)